Document and Entity Information	Jun. 09, 2020
Cover [Abstract]
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LTD
Entity Address, Country	IL
Entity Address, Address Line Three	<span data-hint="Entity
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0000818686
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 09, 2020
Entity Incorporation State Country Code	L3
Entity File Number	001-16174
Entity Address, Address Line One	5 Basel Street
Entity Address, Address Line Two	P.O. Box 3190
Entity Address, City or Town	Petach Tikva
Entity Address, Postal Zip Code	4951033
City Area Code	972
Local Phone Number	3-914-8171
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares, each representing one Ordinary Share
Trading Symbol	TEVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false